Rentals under Operating Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Rentals under Operating Leases
Rentals under Operating Leases

5.      Rentals under Operating Leases

Future minimum rentals (based on recognizing future rents on the straight-line basis) to be received under noncancelable tenant operating leases for each of the next five years and thereafter, excluding Common Area Maintenance and other expense pass-throughs, as of September 30, 2019 (unaudited) are as follows:

For the remaining three months ending December 31, 2019	$1,115,208
2020	4,181,624
2021	3,893,616
2022	2,812,525
2023	1,996,815
Thereafter	6,307,461
Total minimum rents	$20,307,249

5.    Rentals under Operating Leases

Future minimum rentals (based on recognizing future rents on the straight-line basis) to be received under noncancelable tenant operating leases for each of the next five years and thereafter, excluding Common Area Maintenance and other expense pass-throughs, as of December 31, 2018 are as follows:

2019	$2,989,929
2020	2,623,055
2021	2,455,083
2022	1,492,061
2023	835,469
Thereafter	2,236,454
Total minimum rents	$12,632,051